UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23993

Investment Company Act file number

Rockefeller Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Rockefeller Municipal Opportunities Fund
Alyssa M. Bernard, Secretary

615 East Michigan Street
Milwaukee, Wisconsin 53202

(Name and address of agent for service)

With copy to:

Deborah Bielicke Eades
Mark A. Quade

Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

(626) 914-7385

Registrant’s telephone number, including area code

Date of fiscal year end September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Rockefeller Municipal Opportunities Fund (RKMIX)

Annual Report

September 30, 2025

Rockefeller Municipal Opportunities Fund

Rockefeller Municipal Opportunities Interval Fund (RKMIX)

Shareholder Letter – September 30, 2025

Dear Shareholder,

We are pleased to present the inaugural shareholder letter for the Rockefeller Municipal Opportunities Interval Fund (the “Fund”), covering the period from inception on December 6, 2024, through September 30, 2025. Over this period, the Fund generated a total return of 2.99%, comparing favorably to its benchmark, the 60% Bloomberg Municipal High Yield Bond Index/40% Bloomberg Municipal Bond Index, which returned -0.07% over the same period.

				Since
	1 Month	3 Months	Year to Date	Inception[1]
Fund	4.20%	3.70%	3.18%	2.99%
Benchmark[2]	2.51%	2.18%	1.83%	-0.07%

[1]	Inception Date: December 6, 2024
[2]	Benchmark: 60% Bloomberg Municipal High Yield Bond Index/40% Bloomberg Municipal Bond Index

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted above. Performance current to the most recent month-end can be obtained by calling (888) 674-1580.

Returns are net total returns. Performance of less than one year is cumulative. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on historical returns. You cannot invest directly in an index.

Fund Overview

The Fund is managed by Rockefeller Asset Management and is designed to provide investors with access to high-yield municipal credit through an interval fund structure, allowing for quarterly repurchases. The Fund seeks to deliver total return primarily through yield, leveraging deep credit research and a disciplined investment process. Our philosophy centers on maximizing income for a given level of risk, supported by rigorous credit research and nimble decision-making. The team’s emphasis is on compounding returns and prudent risk management, leveraging experience to help support long-term portfolio success.

Market Environment

The period since inception has been marked by significant macroeconomic volatility, driven by multiple factors:

•	Interest Rate Moves: The Federal Reserve implemented several rate cuts in 2025, including a 25 basis points (bps) reduction this October, with the possibility of further easing into year-end. While the Federal Reserve’s actions have provided support to risk assets, the market remains data-dependent, and we believe future moves will be influenced by labor market trends and inflation data.

•	Liberation Day Volatility: The announcement and subsequent pause of “Liberation Day” tariffs led to heightened volatility in April and May, with municipal credit spreads (difference between the quoted rate of return on different debt instruments which often have varying maturities, credit ratings, and risk) widening and issuance surging. The market has since retraced much of the initial sell-off, but technicals and supply/demand dynamics have continued to drive performance.

•	Municipal Market Trends: Municipal yields have fluctuated, with inflows returning to the sector and new issuance reaching record levels. The Fund’s flexible approach has enabled us to take advantage of market technicals and allowed us to capture yield premiums across segments of the municipal market.

While we do not aim to predict the direction of interest rates, we recognize their impact on market volatility and portfolio construction. Our focus remains on yield as the primary driver of total return, with risk management at the forefront of our strategy.

Portfolio Strategy & Differentiation

•	Diversified Credit Selection: The Fund invests across a broad spectrum of municipal securities, including both investment-grade and high-yield bonds. Our disciplined credit research process evaluates each opportunity on its merits, considering issuer quality, collateral, and repayment ability.

•	Active Risk Management: Lessons from past market cycles have informed our approach, emphasizing prudent exposure to lower-rated bonds.

•	Collaborative Team Approach: Our management team leverages decades of experience and a collaborative culture to respond quickly to market developments and identify attractive opportunities for our investors.

Fund Outlook

Looking ahead, we remain focused on:

•	Yield-Driven Total Return: Compounding income remains the key driver of long-term performance. We aim to continue to seek attractive yield opportunities while maintaining disciplined risk management.

•	Opportunistic Credit Selection: Our ability to source unique credit opportunities in non-rated and below investment grade municipal securities positions us to potentially capture value in less trafficked segments of the market.

Closing

We appreciate your investment and support of the Rockefeller Municipal Opportunities Fund. Our team remains committed to delivering yield-driven total return, supported by deep credit research, disciplined risk management, and a collaborative approach. We look forward to continuing to serve you in the quarters ahead.

Sincerely,

Rockefeller High Yield Municipal Team

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible.

Municipal Securities Risk: Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Interest Rate Risk: Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease.

High Yield Securities Risk: High-yield municipal bonds are considered speculative investments and are issued by entities that may be undergoing restructuring, are smaller or less creditworthy, or are more heavily indebted than other issuers.

High Portfolio Turnover Risk: The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Leveraging Risk: The Fund is subject to the risk that certain transactions of the Fund (e.g., Inverse Floaters), may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. Inverse floating rate obligations may be subject to greater price volatility than a fixed income security with similar qualities. When short-term interest rates rise, they may decrease in value and produce less or no income and are subject to risks similar to derivatives.

Liquidity Risk: The Fund is subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector.

New Fund Risk: The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Unlisted Closed-End Fund Structure: Limited Liquidity - The Fund’s Common Shares are not listed for trading on any securities exchange. There is currently no secondary market for its Common Shares and the Fund does not expect any secondary market to develop for its Common Shares. Shareholders of the Fund are not able to have their Common Shares redeemed or otherwise sell their Common Shares daily because the Fund is an unlisted closed-end fund. To provide liquidity to shareholders, the Fund is structured as an “interval fund” and conducts periodic repurchase offers for a portion of its outstanding Common Shares. Investors should consider Common Shares of the Fund to be an illiquid investment. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Common Shares. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. Repurchase Offer Risk: The Fund currently expects to conduct quarterly repurchase offers for 5-10% of its outstanding Common Shares. Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.

Because the Fund may invest in lower-rated and below-investment-grade securities without limit, the Fund’s investments should be considered speculative. Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

Rockefeller Municipal Opportunities Fund

Allocation of Portfolio Assets (a)

September 30, 2025 (Unaudited)

(a) Percentages are based on the total net assets of the Fund. Please refer to the Schedule of Investments for a listing of the Fund's holdings.

Rockefeller Municipal Opportunities Fund

Schedule of Investments

September 30, 2025

MUNICIPAL BONDS - 125.4%	Principal Amount	Value
Arizona - 4.4%
Arizona Industrial Development Authority
5.10%, 10/01/2050	$750,000	$767,833
5.15%, 10/01/2053	350,000	361,748
6.88%, 02/01/2065 (Obligor: San Tan Montessori Sch Ob) (a)	2,000,000	1,984,083
Industrial Development Authority of the County of Pima, 6.13%, 06/15/2047 (Obligor: Fit Kids Inc) (a)	360,000	360,294
La Paz County Industrial Development Authority, 5.00%, 02/15/2046 (Obligor: Albuquerque Sch Excellence) (a)	245,000	225,182
Maricopa County Industrial Development Authority
5.63%, 07/01/2045 (Obligor: Paragon Management Inc) (a)	535,000	532,542
5.88%, 07/01/2060 (Obligor: Paragon Management Inc) (a)	1,055,000	1,044,351
Sierra Vista Industrial Development Authority, 5.75%, 06/15/2064 (Obligor: Fit Kids Inc) (a)	2,250,000	2,125,890
Superstition Vistas Community Facilities District No 2
5.70%, 07/01/2040	241,000	247,358
6.30%, 07/01/2049	430,000	438,333
		8,087,614
California – 10.9%
California County Tobacco Securitization Agency, 6.00%, 06/01/2042 (Obligor: Alameda Cnty Tobacco Sec)	265,000	267,070
California Municipal Finance Authority
4.00%, 09/01/2050 (Obligor: Barlow Respiratory Hosp)	1,005,000	830,326
5.63%, 11/01/2054 (Obligor: California Baptist Univ) (a)	500,000	506,395
5.38%, 01/01/2055 (Obligor: Ascent 613) (a)	800,000	770,209
California Public Finance Authority
6.38%, 06/01/2059 (Obligor: P3 Irvine Sl Holdings Obl) (a)	1,000,000	932,372
6.63%, 03/01/2065 (Obligor: Isf Ativo Portfolio Obl) (a)	2,465,000	2,421,408
6.63%, 06/01/2065 (Obligor: Qsh/Lb LLC) (a)	1,425,000	1,463,703
California Statewide Communities Development Authority, 5.50%, 12/01/2054 (Obligor: Loma Linda Univ Med Obl)	25,000	24,999
California Statewide Financing Authority, 6.00%, 05/01/2043 (Obligor: Tsr Multi-County Spl Purpose)	205,000	205,467
Lompoc Unified School District, 5.25%, 08/01/2050	820,000	887,398
San Francisco City & County Airport Comm-San Francisco International Airport, 5.25%, 05/01/2055 (b)	2,250,000	2,335,137
Silicon Valley Tobacco Securitization Authority, Zero Coupon, 06/01/2041 (c)	2,500,000	898,454
Los Angeles CA Dept of Arpts A, 5.50%, 05/15/2055 (b)(f)	8,000,000	8,544,560
		20,087,498
Colorado - 7.6%
Colorado Health Facilities Authority
5.00%, 09/15/2053 (Obligor: Bslc Ii Obligated Group)	500,000	412,625
3.90%, 05/15/2064 (Obligor: Intermountain Hlthcr Oblg) (d)	900,000	900,000
Cottonwood Creek Metropolitan District No 5, Zero Coupon, 12/01/2055 (a)(c)	2,000,000	1,489,683
Creekwalk Marketplace Business Improvement District, 6.00%, 12/01/2054	875,000	850,892
Denver Health & Hospital Authority, 5.00%, 12/01/2039	25,000	25,045
Dominion Water & Sanitation District, 5.88%, 12/01/2052	1,400,000	1,422,346
Haymeadow Metropolitan District No 1, 6.13%, 12/01/2054	1,000,000	1,020,224
Mirabelle Metropolitan District No 2, 6.13%, 12/15/2049	1,000,000	992,259
Pinnacle Farms Metropolitan District No 1, 8.75%, 12/15/2055 (a)	1,000,000	1,005,668
Red Barn Metropolitan District, 7.88%, 12/15/2055	650,000	656,752
Sojourn at Idlewild Metropolitan District, 6.13%, 12/01/2055 (a)	1,000,000	1,021,446
STC Metropolitan District No 2
6.25%, 12/01/2055 (a)	2,000,000	2,033,445
8.00%, 12/15/2055 (a)	1,000,000	1,006,986
Vail Home Partners Corp., 5.88%, 10/01/2055 (a)	500,000	505,500
Weems Neighborhood Metropolitan District, 5.88%, 12/01/2055	700,000	711,661
		14,054,532
Connecticut - 1.0%
Stamford Housing Authority
6.50%, 10/01/2055 (Obligor: Tjh Sr Lvg LLC Oblig Grp)	1,000,000	1,012,672
6.25%, 10/01/2060 (Obligor: Tjh Sr Lvg LLC Oblig Grp)	750,000	739,175
		1,751,847
Delaware - 0.7%
Delaware State Economic Development Authority, 6.00%, 07/01/2065 (Obligor: Academia Antonia Alonso I) (a)	1,250,000	1,250,476

District of Columbia – 4.7%
Washington DC Met Area Transit, 5.50%, 07/15/2060 (f)	8,000,000	8,595,280

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

September 30, 2025

MUNICIPAL BONDS - 125.4% (continued)	Principal Amount	Value
Florida - 7.4%
Capital Projects Finance Authority/FL
7.25%, 01/01/2055 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	$500,000	$507,591
7.13%, 01/01/2065 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	2,500,000	2,483,843
6.75%, 06/15/2065 (Obligor: Imagine School at North) (a)	2,000,000	2,010,639
Capital Trust Authority, 5.25%, 06/15/2059 (Obligor: St Johns Classical Acdmy) (a)	500,000	451,067
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Obligor: Mskp Town And Cntry Util) (b)	1,500,000	1,547,955
Florida Higher Educational Facilities Financing Authority, 6.25%, 07/01/2055 (Obligor: Keiser University Obl) (a)	1,000,000	994,428
Florida Local Government Finance Commission
6.88%, 11/15/2064 (Obligor: Ponte Vedra Pine Oblig) (a)	1,170,000	1,207,897
6.13%, 06/15/2065 (Obligor: Bridgeprep Academy Obl Gp) (a)	1,000,000	1,002,008
Gas Worx Community Development District, 6.00%, 05/01/2057 (a)	1,020,000	1,033,541
Miami Beach Health Facilities Authority, 5.00%, 11/15/2039 (Obligor: Mt Sinai Med Ctr Fl Obl)	70,000	70,035
Miami-Dade County Expressway Authority, 5.00%, 07/01/2040	1,005,000	1,009,499
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2036 (Obligor: Lifespace Communities Obl)	100,000	100,319
V-Dana Community Development District, 5.55%, 05/01/2055	1,250,000	1,235,778
		13,654,600
Georgia - 0.1%
Atlanta Development Authority, 5.25%, 07/01/2040	115,000	115,108
Augusta GA Airport Revenue, 5.00%, 01/01/2034	100,000	100,081
Municipal Electric Authority of Georgia, 5.50%, 07/01/2060	50,000	50,015
		265,204
Hawaii – 4.7%
Hawaii St Arpts Sys Rev, 5.50%, 07/01/2054 (b)(f)	8,000,000	8,613,920

Illinois - 3.1%
Illinois Finance Authority, 6.38%, 08/01/2055 (Obligor: Rogers Park Montessori) (a)	1,900,000	1,925,812
Illinois State Toll Highway Authority, 5.00%, 01/01/2036	1,500,000	1,501,141
Illinois State Toll Highway Authority, 5.00%, 01/01/2036	200,000	200,860
Upper Illinois River Valley Development Authority, 6.00%, 12/01/2055 (Obligor: Northern Kane Edu Corp) (a)	2,000,000	2,004,934
		5,632,747
Indiana - 2.7%
City of Evansville IN, 5.45%, 01/01/2038 (Obligor: Evansville Rcf Lp)	1,000,000	932,369
City of Lafayette IN
5.60%, 01/01/2033 (Obligor: Glasswtr Crk of Lafayette)	130,000	128,923
5.80%, 01/01/2037 (Obligor: Glasswtr Crk of Lafayette)	840,000	818,088
City of Valparaiso IN, 5.38%, 12/01/2041 (Obligor: Green Oaks of Valparaiso) (a)	750,000	664,577
Richmond Hospital Authority, 5.00%, 01/01/2039 (Obligor: Reid Hosp & Hlthcr Oblig)	1,610,000	1,610,131
Town of Merrillville IN, 5.75%, 04/01/2036 (Obligor: Belvedere Slf LLC)	900,000	883,989
		5,038,077
Kansas - 0.6%
City of Hutchinson KS, 5.00%, 12/01/2041 (Obligor: Hutchinson Regl Med Oblig)	100,000	88,487
City of Topeka KS, 6.50%, 12/01/2052 (Obligor: Congregational Home Oblig)	1,000,000	1,010,482
		1,098,969
Kentucky - 1.1%
Kenton County Airport Board, 5.25%, 01/01/2054 (b)	2,000,000	2,068,408
Kentucky Economic Development Finance Authority, 5.00%, 07/01/2040 (Obligor: Kentucky Wired Infras Inc)	20,000	20,005
		2,088,413
Maryland - 0.3%
City of Rockville MD, 5.00%, 11/01/2047 (Obligor: King Farm Presbyterian Ob)	645,000	581,883
Maryland Economic Development Corp., 5.00%, 06/01/2027 (Obligor: Salisbury University Project)	30,000	30,023
		611,906
Massachusetts - 3.1%
Massachusetts Development Finance Agency
3.25%, 10/01/2042 (Obligor: Boston University) (d)	2,200,000	2,200,000
5.00%, 10/01/2043 (Obligor: Emmanuel College)	600,000	561,730
5.00%, 07/01/2044 (Obligor: Wellforce Obligated Group)	750,000	728,676
5.88%, 12/01/2060 (Obligor: Ginger Care Inc Oblig Grp) (a)	2,540,000	2,297,663
		5,788,069

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

September 30, 2025

MUNICIPAL BONDS - 125.4% (continued)	Principal Amount	Value
Minnesota - 2.1%
City of Apple Valley MN, 5.63%, 09/01/2065 (Obligor: Phs Apple Vly Senior Hsg)	$750,000	$751,752
City of Coon Rapids MN, 6.50%, 06/15/2065 (Obligor: Athlos Leadership Academy)	2,000,000	2,002,131
City of Eagan MN
6.25%, 02/01/2045 (Obligor: Great Oaks Academy) (a)	250,000	246,000
6.38%, 02/01/2055 (Obligor: Great Oaks Academy) (a)	350,000	338,201
6.50%, 02/01/2065 (Obligor: Great Oaks Academy) (a)	625,000	604,873
		3,942,957
Missouri - 0.6%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2033 (Obligor: Kansas City Univ)	1,025,000	1,025,409
5.00%, 11/15/2045 (Obligor: Mercy Health)	50,000	50,011
		1,075,420
Montana - 0.7%
City of Kalispell MT, 6.00%, 05/15/2060 (Obligor: Immanuel Living Oblig Grp)	1,250,000	1,265,082

Nebraska - 0.1%
Douglas County Sanitary & Improvement District No 608, 5.75%, 12/15/2037	50,000	46,389
Municipal Energy Agency of Nebraska, 5.00%, 04/01/2036	25,000	25,042
Omaha Public Power District Nebraska City Station Unit 2, 5.25%, 02/01/2046	140,000	140,046
		211,477
New Hampshire - 0.7%
New Hampshire Business Finance Authority
Zero Coupon, 12/01/2031 (a)(c)	1,000,000	696,052
5.88%, 04/01/2060 (Obligor: Pennichuck Water Works) (b)	500,000	510,066
		1,206,118
New York – 13.0%
Albany Capital Resource Corp., 5.00%, 12/01/2029 (Obligor: Albany Clg Of Pharmacy)	240,000	240,238
Build NYC Resource Corp., 5.00%, 09/01/2059 (Obligor: Bay Ridge Preparatory Sch) (a)	500,000	447,475
New York City Housing Development Corp., 5.30%, 11/01/2060	1,215,000	1,261,531
New York City Municipal Water Finance Authority, 3.90%, 06/15/2049 (d)	250,000	250,000
New York Transportation Development Corp.
5.25%, 01/01/2050 (Obligor: Laguardia Gateway Partner) (b)	275,000	274,988
6.00%, 06/30/2059 (Obligor: JFK Nto LLC) (b)	1,500,000	1,589,473
5.00%, 06/30/2060 (Obligor: JFK Nto LLC) (b)	1,000,000	961,204
5.50%, 06/30/2060 (Obligor: JFK Nto LLC) (b)	1,000,000	1,009,747
Ontario County Local Development Corp.
8.00%, 06/01/2027 (Obligor: Association Housing LLC) (a)	455,000	454,963
6.50%, 12/01/2045 (Obligor: Association Housing LLC) (a)	7,535,000	7,543,480
Port Authority of New York & New Jersey, 5.00%, 01/15/2052 (b)	1,500,000	1,529,055
New York NY City Mun Wtr Fin Auth Wtr & Ser Sys Rev, 5.25%, 06/15/2054 (f)	8,000,000	8,448,640
		24,010,794
Ohio - 9.9%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2055	3,915,000	3,346,413
City of Springfield OH, 7.65%, 05/01/2042 (Obligor: Eaglewood Property Holdng)	887,886	802,532
Columbus Regional Airport Authority, 5.50%, 01/01/2050 (b)	3,000,000	3,159,867
Dayton-Montgomery County Port Authority, 6.63%, 01/01/2045 (Obligor: Springfield Aal LLC) (a)	1,150,000	1,182,956
Ohio Housing Finance Agency
5.70%, 08/01/2043 (Obligor: Havens Edge Apts LLC) (a)	1,000,000	1,024,669
6.00%, 01/01/2045 (Obligor: Mansfield Aal Lp) (a)	1,000,000	984,133
6.25%, 01/01/2045 (Obligor: Canton Aal Lp) (a)	1,500,000	1,517,853
6.38%, 01/01/2045 (Obligor: Bedford Heights Aal Lp) (a)	1,500,000	1,530,837
6.50%, 01/01/2045 (Obligor: Ashford At The Enclave LLC) (a)	1,500,000	1,518,756
Port of Greater Cincinnati Development Authority, 6.50%, 01/01/2045 (Obligor: Vivera Northbrook LLC) (a)	1,500,000	1,534,508
State of Ohio
5.00%, 12/31/2035 (b)	1,400,000	1,400,391
5.00%, 06/30/2053 (b)	180,000	176,276
		18,179,191
Oklahoma - 0.0%(e)
Norman Regional Hospital Authority, 4.00%, 09/01/2037 (Obligor: Norman Regl Hosp Auth Ob)	35,000	23,626

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

September 30, 2025

MUNICIPAL BONDS - 125.4% (continued)	Principal Amount	Value
Oregon – 5.1%
Oregon State Facilities Authority, 6.00%, 06/15/2065 (Obligor: Personalized Learning Inc) (a)	$1,000,000	$1,010,472
Redmond Air AMT, 5.50%, 06/01/2052 (b)(f)	8,000,000	8,476,080
		9,486,552
Pennsylvania – 7.1%
Lancaster County Hospital Authority, 5.00%, 07/01/2035 (Obligor: Landis Homes Ob Grp)	20,000	20,005
Lehigh County General Purpose Authority
Zero Coupon, 02/01/2044 (Obligor: Kidspeace Obligated Group) (c)	2,340,854	1,411,443
Zero Coupon, 02/01/2044 (Obligor: Kidspeace Obligated Group) (c)	2,318,847	12,464
7.50%, 02/01/2044 (Obligor: Kidspeace Obligated Group)	3,500,000	2,943,116
Northeastern Pennsylvania Hospital and Education Authority, 5.25%, 03/01/2037 (Obligor: Wilkes University)	495,000	495,887
Pennsylvania Hsg Fin Agy Single Family Mtg Rev, 5.25%, 10/01/2050 (f)	8,000,000	8,157,920
West Shore Area Authority, 5.00%, 07/01/2030 (Obligor: Messiah Lifeways Ob Grp)	70,000	70,033
		13,110,868
Puerto Rico - 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Zero Coupon, 07/01/2051 (c)	4,492,000	1,129,950

South Carolina - 2.6%
South Carolina Jobs-Economic Development Authority
5.00%, 06/15/2051 (Obligor: Virtus Academy) (a)	625,000	480,200
5.00%, 06/15/2056 (Obligor: Virtus Academy) (a)	1,505,000	1,130,872
7.75%, 10/01/2057 (Obligor: Cr River Park LLC)	3,150,000	3,191,781
		4,802,853
Texas – 16.4%
City of Buda TX
6.00%, 09/01/2055 (a)	1,750,000	1,697,332
6.75%, 09/01/2055 (a)	1,000,000	972,122
City of Granbury TX
7.25%, 09/15/2045	1,000,000	1,019,634
7.50%, 09/15/2055	1,000,000	1,020,094
City of Lavon TX, 6.00%, 09/15/2054 (a)	1,000,000	1,022,619
City of Seguin TX, 5.50%, 09/01/2059	8,000,000	8,625,164
City of Terrell TX, 7.00%, 09/15/2055 (a)	1,000,000	1,011,883
County of Denton TX, 5.63%, 12/31/2055 (a)	1,000,000	1,020,336
New Hope Cultural Education Facilities Finance Corp.
6.75%, 07/01/2044 (Obligor: Legacy At Midtown Park Ob)	500,000	505,671
5.25%, 10/01/2055 (Obligor: Presbyterian Vlg North Ob)	1,000,000	904,771
6.50%, 10/01/2055 (Obligor: Bella Vida Forefront Livi)	1,830,000	1,879,616
7.13%, 07/01/2056 (Obligor: Legacy At Midtown Park Ob)	250,000	252,613
6.50%, 10/01/2060 (Obligor: Bella Vida Forefront Livi)	1,425,000	1,458,291
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)	135,000	135,029
Tarrant County Cultural Education Facilities Finance Corp., 5.50%, 11/15/2052 (f)	8,000,000	8,710,400
		30,235,575
Utah - 4.0%
County of Utah UT, 5.00%, 05/15/2041 (Obligor: Intermountain Hlthcr Ob)	125,000	125,654
Desert Edge Public Infrastructure District No 1, Zero Coupon, 03/01/2055 (a)(c)	1,000,000	771,550
Jordanelle Ridge Public Infrastructure District No 2, 7.88%, 03/15/2055 (a)	1,988,000	2,013,559
Mida Cormont Public Infrastructure District
Zero Coupon, 06/01/2055 (a)(c)	1,000,000	832,060
6.25%, 06/01/2055 (a)	600,000	625,816
Soleil Hills Public Infrastructure District No 1, 5.88%, 03/01/2055 (a)	1,000,000	985,568
Tech Ridge Public Infrastructure District, 6.25%, 12/01/2054 (a)	1,000,000	1,019,707
Wakara Ridge Public Infrastructure District, 5.63%, 12/01/2054 (a)	1,000,000	1,013,591
		7,387,505
Washington – 5.7%
Port of Seattle Revenue Series B AMT, 5.50%, 10/01/2050 (b)(f)	8,500,000	9,012,635
Washington State Housing Finance Commission, 6.38%, 07/01/2060 (Obligor: Josephine Caring Cmnty Ob) (a)	1,500,000	1,483,622
		10,496,257

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Schedule of Investments (continued)

September 30, 2025

MUNICIPAL BONDS - 125.4% (continued)	Principal Amount	Value
Wisconsin - 4.4%
Public Finance Authority
Zero Coupon, 12/15/2034 (a)(c)	$2,000,000	$1,167,675
5.50%, 09/01/2051 (Obligor: Discovery Charter Sch Grp)	150,000	123,811
6.75%, 06/15/2055 (Obligor: Liberty Classical Schs) (a)	250,000	246,800
Public Finance Authority
4.75%, 06/15/2056 (Obligor: Gray Collegiate Academy) (a)	740,000	578,091
6.45%, 04/01/2060 (Obligor: Sheboygan Christian Sch A) (a)	1,000,000	945,655
5.75%, 07/01/2062	473,783	491,901
5.25%, 06/15/2065 (Obligor: Triad Math & Science Acad)	1,000,000	949,975
7.00%, 06/15/2065 (Obligor: Liberty Classical Schs) (a)	550,000	551,434
6.50%, 12/31/2065 (Obligor: Sr 400 Peach Partners LLC) (b)	2,000,000	2,189,709
Wisconsin Health & Educational Facilities Authority
4.50%, 07/01/2043 (Obligor: Chiara Communities Inc)	140,000	119,272
6.63%, 07/01/2060 (Obligor: Chiara Hsg & Svcs Obl Grp)	600,000	620,495
		7,984,818
TOTAL MUNICIPAL BONDS (Cost $226,899,143)		231,168,195

TOTAL INVESTMENTS – 125.4% (Cost $226,899,143)		231,168,195
Floating Rate Note Obligations (26.2)% (g)		(48,375,000)
Other Assets in Excess of Liabilities - 0.8%		1,540,266
TOTAL NET ASSETS - 100.0%		$184,333,461

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $77,469,352 or 42.0% of the Fund’s net assets.
(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $53,399,470 or 29.0% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.
(e)	Represents less than 0.05% of net assets.
(f)	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash.
(g)	Face value of Floating Rate notes issued in TOB transactions.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Statement of Assets and Liabilities

September 30, 2025

Assets
Investments, at fair value (cost $226,899,143)	$231,168,195
Cash and cash equivalents	440,794
Interest receivable	2,863,054
Receivable for investments sold	616,306
Receivable for fund shares sold	150,000
Deferred offering costs (Note 2)	18,682
Prepaid expenses and other assets	14,821
Total assets	235,271,852

Liabilities
Fund administration and accounting fees payable	116,067
Payable for investments purchased	1,553,748
Distribution payable	365,302
Payable to adviser (Note 4)	108,873
Payable for Floating Rate Note Obligations (Note 2)	48,375,000
Payable for interest expense and fees on Floating Rate Note Obligations (Note 2)	315,466
Other liabilities	103,935
Total liabilities	50,938,391

Net Assets	$184,333,461

Net Assets
Paid-in capital	$182,988,039
Total distributable earnings	1,345,422
Net assets	$184,333,461

Net asset value, offering and/or redemption price per share (9,255,566 common shares)*	$19.92

* Unlimited shares authorized without par value.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Statement of Operations

For the Period from Commencement of Operations to September 30, 2025 *

Investment income
Interest income	$5,977,849
Total investment income	5,977,849

Expenses
Investment advisory fees (Note 4)	699,400
Interest expense and fees on Floating Rate Note Obligations (Note 2)	557,669
Professional fees	174,334
Fund administration and accounting fees	146,917
Offering costs	79,680
Trustees' fees	64,435
Transfer agent fees	49,837
Registration fees	48,428
Audit fees	33,000
Custodian fees	25,538
Shareholder reporting expense	17,588
Organizational costs	15,266
Other expenses and fees	21,610
Total expenses	1,933,702

Expense reimbursement by Adviser (Note 4)	(71,298)
Investment advisory fee waiver (Note 4)	(118,106)
Recoupment of expense limitation (Note 4)	71,298
1,815,596
Net investment income	4,162,253

Realized and unrealized gains (losses)
Net realized losses on:
Investments	(2,946,606)
Net realized losses	(2,946,606)
Net change in unrealized appreciation (depreciation) of:
Investments	4,269,052
Net change in unrealized appreciation	4,269,052
Net realized and unrealized gains	1,322,446
Net increase in net assets resulting from operations	$5,484,699

* The date of commencement of operations was December 6, 2024.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Statement of Changes in Net Assets

For the Period from
Commencement of
Operations to
September 30, 2025 *
Increase (decrease) in net assets resulting from operations
Net investment income	$4,162,253
Net realized losses	(2,946,606)
Net change in unrealized appreciation (depreciation)	4,269,052
Net increase (decrease) in net assets resulting from operations	5,484,699

Distributions to shareholders
From net investment income	(4,327,588)
Total distributions to shareholders	(4,327,588)

Shareholder transactions
Subscriptions (9,216,189 shares)	182,386,068
Shares issued in reinvestment of distributions (92,176 shares)	1,796,011
Shares redeemed (57,799 shares)	(1,105,729)
Net increase (decrease) in net assets from capital transactions	183,076,350
Net increase (decrease) in net assets	184,233,461
Net assets
Beginning of period (5,000 shares)	100,000
End of period (9,255,566 shares)	$184,333,461

* The date of commencement of operations was December 6, 2024.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Statement of Cash Flows

For the Period from Commencement of Operations to September 30, 2025 *

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$5,484,699
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(510,660,585)
Proceeds from sales and repayments of investments	281,909,721
Net change in unrealized appreciation on investments	(4,269,052)
Net realized loss on investments	2,946,606
Net accretion of premiums and discounts	(157,443)
Changes in assets and liabilities:
Increase in interest receivable	(2,863,054)
Increase in fund administration and accounting fees payable	116,067
Increase in deferred offering costs	(18,682)
Increase in prepaid expenses and other assets	(14,821)
Increase in investment advisory fees payable	108,873
Increase in other liabilities	103,935
Net cash used in operating activities	(227,313,736)
Cash Flows from Financing Activities
Subscriptions for shares	182,236,068
Shares redeemed	(1,105,729)
Distributions paid to shareholders	(2,166,275)
Proceeds from Floating Rate Note Obligations	79,500,000
Payments on Floating Rate Note Obligations	(31,125,000)
Increase in payable for interest expense and fees on Floating Rate Note Obligations	315,466
Net cash provided by financing activities	227,654,530
Net increase in cash	340,794
Cash
Beginning balance	100,000
Ending balance	$440,794

Supplemental disclosure of cash flow information and non-cash financing activities:
Reinvestment of distributions	1,796,011
Cash paid during the period for interest expense and fees on floating rate note obligations	242,203

*	The date of commencement of operations was December 6, 2024.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Financial Highlights

	For the Period from
	Commencement of
	Operations to
	September 30, 2025 *
Per share operating performance
Net asset value, beginning of period	$20.00
Gain (Loss) from investment operations
Net investment income(1)	0.70
Net realized and unrealized loss (2)	(0.12)
Total from investment operations	0.58
Distributions from
Net investment income	(0.66)
Total distributions	(0.66)
Net asset value, end of period	$19.92

Total return	2.99	%(3)

Ratios to average net assets
Expenses, before reimbursement	2.07	%(4)
Expenses, after reimbursement	1.95	%(4)(5)(6)
Net investment income	4.46	%(4)

Supplemental data
Net assets, end of period (in thousands)	$184,333
Portfolio turnover rate	221	%(3)

*	The date of commencement of operations was December 6, 2024.

(1)	Per share calculations were performed using average shares.

(2)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Not annualized

(4)	Annualized

(5)	Offering costs of 0.07% are excluded from the expense limitation of 1.50%.

(6)	Includes interest expense of 0.48% related to tender option bond transactions (See Note 2).

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements

September 30, 2025

1.	Organization

Rockefeller Municipal Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on July 29, 2024, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares operating as an “interval fund”. The Fund is non-diversified for the purposes of the 1940 Act. Rockefeller & Co. LLC d/b/a Rockefeller Asset Management serves as the Fund’s investment manager (the “Investment Manager”).

The Fund’s investment objective is to seek current income exempt from regular federal income tax and to seek long-term capital appreciation. Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in securities, the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The Fund intends to invest in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies, and authorities) and the District of Columbia, U.S. territories, commonwealths, and possessions or by their agencies, instrumentalities, and authorities. These primarily include municipal bonds, municipal notes, interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund intends to select investments without regard to the federal alternative minimum tax (“AMT”) and therefore may select investments subject to the federal AMT.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Portfolio Valuation and Fair Value Measurements – In accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated the Investment Manager as the valuation designee responsible for performing the fair value determinations relating to the Fund’s investments for which market quotations are not readily available. The Board has approved the Investment Manager’s Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund’s investments are valued in a manner consistent with GAAP as required by the 1940 Act. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. Debt and fixed income securities may be valued by pricing agents selected by the valuation designee. The pricing agents employ methodologies that utilize (a) market transactions, (b) broker-dealer supplied valuations, or (c) other electronic data processing techniques. These methodologies generally take into account such factors as security prices, yields, maturities, call features, ratings, and significant events or other developments relating to specific securities. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$231,168,195	$–	$231,168,195
Total Investments	$–	$231,168,195	$–	$231,168,195

For the fiscal period ended September 30, 2025, the Fund did not hold and recognize any transfers to or from Level 3.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

Investment Transactions, Income Recognition and Expenses - Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

Distribution of Income and Gains - The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. The Fund declares income dividends daily and distributes them monthly to shareholders of record. Distributions can only be made from net investment income. At least annually, the Fund also distributes to you your pro rata share of any available net capital gain and taxable ordinary income, if any. Net short -term capital gains may be paid more frequently. The dividends that the Fund pays will depend on several factors, including dividends payable on any preferred shares issued by the Fund (and expenses associated with other forms of leverage).

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Use of Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Organization and Offering Costs - Organization and offering expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund, in the connection with the formation of the Fund, the offering of the Fund's shares, and the admission of investors in the Fund, including, without limitation, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of interests in the Fund. The Fund incurred organizational costs of $15,266 prior to commencement of operations that are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Investment Manager as described in Note 4. The Fund incurred offering costs of $98,921 prior to commencement of operations. These offering costs are being amortized to expense over twelve months on a straight-line basis and are not subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Investment Manager as described in Note 4. The remaining deferred offering costs are presented on the Statement of Assets and Liabilities.

Cash and Cash Equivalents – Cash and cash equivalents consist of cash held on deposit and short -term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of September 30, 2025 the Fund held cash, but no cash equivalents as shown on the Statement of Assets and Liabilities.

Leverage - The Fund may use leverage through the issuance of preferred shares, or the use of tender option bonds, reverse repurchase agreements, or borrowings, such as through credit facilities. The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures contracts, total return swaps and other derivative transactions, loans of portfolio securities, short sales and when issued, delayed delivery and forward commitment transactions. For the fiscal period ended September 30, 2025, the Fund was engaged in leverage through the use of tender option bonds.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which a Fund, or an agent on behalf of a Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third-party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to a Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer.

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead the Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund-sponsored TOBs, the Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. The Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third party is unable to perform its obligations as an administrative agent, the Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the sponsor and then issues TOB Floaters to third-party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the performance of the Underlying Securities’ within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefit disproportionately from any potential appreciation of the value of Underlying Securities. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Because the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to each Fund’s assets (unless the Fund held a recourse TOB Residual).

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

The Fund accounts for TOB transactions as secured borrowings. For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund and are presented in each Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. The TOB Floaters would be categorized as Level 2 within the fair value hierarchy. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

At September 30, 2025, the aggregate value of the Underlying Securities transferred to TOB Issuers and the related liability for TOB Floaters was as follows:

Underlying Securities	Liability for Floating Rate
Transferred to TOB Issuers	Note Obligations
$68,559,435	$48,375,000

During the period ended September 30, 2025, the Funds’ average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

Average Floating Rate Note	Annualized Daily Weighted
Obligations Outstanding	Average Interest Rate
$18,310,274	2.63%

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the fiscal year ended September 30, 2025, the Fund made the following permanent book to tax reclassification primarily related to non-deductible offering costs and interest adjustments on TOB Floaters:

Accumulated
Earnings/(Deficit)	Paid in Capital
$188,311	$(188,311)

3.	Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Interest Rate Risk - Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Interest rate changes can be sudden and unpredictable, and the Fund may lose money because of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.

Municipal Bond Risk - Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Investment Manager than its investments in taxable bonds.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager will apply investment techniques and risk analysis in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by the Investment Manager will expose all material risks associated with an investment. Additionally, the Investment Manager may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which the Investment Manager acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments.

Market Risk - The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

Valuation Risk - Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”).

Leverage Risk - The Fund’s use of leverage creates special risks for Common Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding preferred shares or the net proceeds that the Fund obtains from its use of tender option bonds or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objective and policies.

Non-Diversification Risk - Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Liquidity Risk - Liquidity risk exists when investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

Repurchase Offer Risks - Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments.

4.	Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Under the terms of the Management Agreement, the Fund compensates the Investment Manager for its services at the annual rate of 0.75%, accrued daily and payable monthly in arrears, based upon the daily “Managed Assets” of the Fund. “Managed Assets” under the investment management agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares) . The Investment Manager had voluntarily agreed to waive its management fee in an amount equal to an annual rate of 0.15% based upon the daily “Managed Assets” of the Fund for the period from commencement of operations to August 31, 2025. For the period December 6, 2024 (commencement of operations) through September 30, 2025, the Fund incurred management fees of $699,400, of which $118,106 were voluntarily waived as noted above and are not subject to recoupment.

The Investment Manager has contractually agreed, through January 31, 2027, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes, fees and interest payments on borrowed funds, brokerage expenses, acquired fund fees and expenses, dividend expenses on short sales, capitalized expenditures, and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization, litigation expenses and expenses incurred in the initial registration and offering of Fund shares) exceed 1.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then-current term.

Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses (excluding any taxes, fees and interest payments on borrowed funds, brokerage expenses, acquired fund fees and expenses, dividend expenses on short sales, capitalized expenditures, and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization, litigation expenses and expenses incurred in the initial registration and offering of Fund shares) to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment. The Investment Manager’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Amount Waived
or Expenses
	Reimbursed by the		Amount Subject to
Fiscal Year	Investment	Amount	Potential
Incurred	Manager	Recouped	Reimbursement	Expiration Date
September 30, 2025	$71,298	$71,298	$-	September 30, 2028

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund's portfolio. Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), is the Fund's principal underwriter and distributor. ACA Group also provided the Fund with a Chief Compliance Officer, President, and Treasurer (the “Officers”), of which the term for the President and Treasurer ended on August 14, 2025. The Officers are compensated by the Fund. Effective August 15, 2025 employees of the Administrator serve as President and Treasurer of the Fund and are not compensated by the Fund.

5.	Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer and Principal Financial Officer of the Fund act as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies disclosed in its prospectus. The CODM assesses the segment’s performance to make resource allocation decisions for the Fund. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations. There were no intra-entity sales or transfers during the reporting period.

6.	Investment Transactions

For the period ended September 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding proceeds from and payments on floating rate note obligations, and short-term investments were $512,223,005 and $282,526,027, respectively. There were no purchases and sales of U.S. government securities.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

7.	Income Taxes and Distributions to Shareholders

At September 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$178,524,143
Gross unrealized appreciation	4,979,694
Gross unrealized depreciation	(710,642)
Net unrealized appreciation / (depreciation)	4,269,052
Undistributed Tax-Exempt Ordinary Income	398,030
Total distributable earnings	398,030
Other accumulated gain / (loss) (a)	(3,321,660)
Total accumulated gain / (loss)	$1,345,422

(a)	Other accumulated gain / (loss) amounts are attributable to short term capital loss carryforwards of $(2,946,606) that will not expire, distribution payable of $(365,302) and organization expenses of $(9,752).

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended September 30, 2025, the Funds had post-October or late-year losses as follows:

Post-October Losses	Late-Year Losses
$-	$-

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of the distributions paid during the fiscal year ended September 30, 2025 were as follows:

	Ordinary Income	Tax Exempt Income	Total
September 30, 2025*	$94,980	$4,232,608	$4,327,588

*	The final tax character of any distribution declared during 2025 will be determined in January 2026 and reported to shareholders on IRS form 1099-DIV in accordance with federal income tax regulations.

8.	Repurchase Offers

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your Common Shares, will make periodic offers to repurchase Common Shares. No shareholder will have the right to require the Fund to repurchase its Common Shares, except as permitted by the Fund’s interval structure. No public market for the Common Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Common Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Common Shares at NAV on a regular schedule. Although the policy permits repurchase of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 10% of the Fund’s outstanding Common Shares at NAV subject to approval of the Board. The schedule requires the Fund to make repurchase offers every three months.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

Quarterly repurchases by the Fund of its Common Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that the Fund and its shareholders must bear. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, a diminution in the Fund’s size may limit the Fund’s ability to participate in new investment opportunities or achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Common Shares up to a maximum amount of 2% of the outstanding Common Shares of the Fund. If the Fund determines not to repurchase additional Common Shares beyond the repurchase offer amount, or if shareholders tender an amount of Common Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Common Shares tendered on a pro rata basis.

During the period December 6, 2024 (commencement of operations) through September 30, 2025, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase no less than 10.0% of its outstanding shares as of the Repurchase Pricing Dates. The results of the repurchase offers were as follows:

		Percentage of
		Outstanding
		Shares the Fund
Repurchase	Repurchase	Offered to	Amount	Number of Shares
Request Deadline	Pricing Date	Repurchase	Repurchased	Repurchased
April 17, 2025	April 17, 2025	10%	$470,878	24,297
July 18, 2025	July 18, 2025	10%	$634,852	33,501

9.	Line of Credit Arrangement

The Fund (the “Borrower”) opened a secured Line of Credit Arrangement (“LOC”), effective September 12, 2025, with U.S. Bank National Association (the “Bank”). The LOC has a maturity date of September 11, 2026, under which borrowing is limited to the lesser of (i) $15,000,000, (ii) 5% of the gross market value of the Borrower and, (iii) 33 and 1/3% of the gross market value (as determined solely by the Bank using consistently-applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrower which are recorded on the Borrower's books and records as belonging solely to the Borrower and are held by the Bank as sole custodian. The proceeds of the loans may only be used by the Borrower for short term liquidity purposes in connection with periodic repurchases. The Borrower will be charged the prime rate minus 1.0%. As of September 30, 2025, the Borrower had not utilized the LOC.

10.	Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Rockefeller Municipal Opportunities Fund

Notes to Financial Statements (continued)

September 30, 2025

The Fund offered for repurchase up to 10% of its outstanding shares on September 26, 2025. The repurchase offer period was from September 26, 2025 through October 17, 2025, the repurchase pricing date. The amount repurchased as of the pricing date was $5,769,645, representing 285,909 shares redeemed.

Management has determined that there were no other subsequent events that would need to be recognized or disclosed in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Rockefeller Municipal Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Rockefeller Municipal Opportunities Fund (the “Fund”) as of September 30, 2025, the related statements of operations, cash flows, changes in net assets, and financial highlights for the period from December 6, 2024 (commencement of operations) through September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, its cash flows, the changes in net assets, and the financial highlights for the period from December 6, 2024 (commencement of operations) through September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, and tender option bond trust administrators. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 26, 2025

Rockefeller Municipal Opportunities Fund

Additional Information

September 30, 2025 (Unaudited)

Independent Trustees

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
P. Bradley Adams Year of Birth: 1960	Trustee	Indefinite Term; Since October 2024	Managing Director of Fund Operations, TortoiseEcofin Investments, LLC (2005– 2024)	2	None

Stephen P. Ban Year of Birth: 1962	Trustee	Indefinite Term; Since October 2024	Adjunct Professor, Quinlan School of Business, Loyola University of Chicago (2022– present); Senior Advisor, Corporate Coalition of Chicago (2020– present); Managing Director, Investment Solutions, Hightower Advisors, LLC (2021–2022); Senior Managing Director, Business Development and Portfolio Advisory, Nuveen (2009–2020).	2	None

Jeannette L. Lewis Year of Birth: 1963	Trustee	Indefinite Term; Since October 2024	Founder, J Lewis Consulting Services, L.L.C. (2024– present); Associate General Counsel, William Blair & Company, L.L.C. (October 2014–September 2023)	2	None

Marie C. Winters Year of Birth: 1952	Trustee	Indefinite Term; Since October 2024	Senior Vice President, Co- Head of Corporate Credit Research, Northern Trust Asset Management (2014– 2022)	2	None

Rockefeller Municipal Opportunities Fund

Additional Information (continued)

September 30, 2025 (Unaudited)

Officers

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Benjamin J. Eirich Year of Birth: 1981	President and Principal Executive Officer	Indefinite Term; Since August 2025	Vice President, U.S. Bank Global Fund Services (2005–present)

Alyssa M. Bernard Year of Birth: 1988	Secretary	Indefinite Term; Since August 2025	Vice President, U.S. Bank Global Fund Services (2025–present and 2021–2023); General Counsel, Empowered Funds, LLC (2023–2025); Assistant Vice President, U.S. Bank Global Fund Services (2018–2021).

Mark S. Spencer Year of Birth: 1960	Treasurer and Principal Financial Officer	Indefinite Term; Since August 2025	Assistant Vice President, U.S. Bank Global Fund Services (2022–present); Assistant Treasurer for Foresters Investment Management Company (1986–2020); Independent Consultant (financial services) (2020)

Andrew N. Jones Year of Birth: 1994	Chief Compliance	Indefinite Term; Since October 2024	Senior Principal Consultant, Fund Officers at ACA Group (since April 2024); Principal Consultant, Fund Officers (October 2022-April 2024); Associate Director and Due Diligence Manager (2019-2022)

Zachary C. Stone Year of Birth: 1997	Assistant Treasurer	Indefinite Term; Since August 2025	Officer, U.S. Bank Global Fund Services (2022–present); Mortgage Loan Closer, UW Credit Union (2020–2022)

Rockefeller Municipal Opportunities Fund

Additional Information (continued)

September 30, 2025 (Unaudited)

N-PORT

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to shareholders without charge, upon request by calling the Advisor toll free at 1-800-991-3319 or on the SEC’s web site at www.sec.gov.

BOARD OF TRUSTEES

The Fund’s Statement of Additional Information includes additional information about the Fund’s Board of Trustees and is available upon request without charge by calling the Advisor toll free at 1-800-991-3319 or by visiting the SEC’s web site at www.sec.gov.

FORWARD-LOOKING STATEMENTS

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Rockefeller Municipal Opportunities Fund

Additional Information (continued)

September 30, 2025 (Unaudited)

Fund Service Providers

Investment Manager

Rockefeller Asset Management

45 Rockefeller Plaza, Fifth Floor,

New York, New York 10111

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302,

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor,

Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor,

Milwaukee, Wisconsin 53212

Legal Counsel

Vedder Price P.C.

222 N La Salle St.,

Chicago, Illinois 60601

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310,

Philadelphia, Pennsylvania 19103

Principal Underwriter and Distributor

Quasar Distributors, LLC

190 Middle Street, Suites 301 and 401,

Portland, ME 04101

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer (the “Code of Ethics”). During the period covered by this report, no amendments were made to the provisions of the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees (“Board”) has determined that the registrant does not have an audit committee financial expert. The Board has concluded that the audit committee members, as a group, are sufficiently experienced in matters related to financial reporting to perform the functions necessary under the Audit Committee Charter.

Item 4. Principal Accountant Fees and Services.

Cohen & Company, Ltd., billed the Fund aggregate fees for services rendered to the Fund for the fiscal year as follows:

	9/30/2025	9/30/2024
(a)Audit Fees	$26,000	N/A
(b)Audit-Related Fees	$0	N/A
(c)Tax Fees	$7,000	N/A
(d)All Other Fees	$0	N/A

(e)(1) The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant’s investment adviser and to certain affiliates of the investment adviser.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	9/30/2025	9/30/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Cohen & Company, Ltd., for the fiscal periods were $0 and $0.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

(a) Not applicable since the fund invests exclusively in non-voting securities.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

The following individuals share primary responsibility for managing the Fund and have served as portfolio managers since the inception of the Fund.

Scott Cottier, Managing Director, and Portfolio Manager. Prior to joining Rockefeller, Mr. Cottier was a Senior Portfolio Manager and Head of Opportunistic Municipal Funds for the Invesco Municipal Bond team. Prior to that, he was a senior portfolio manager at Oppenheimer Funds and Victory Capital Management. He holds a degree in mathematics from John Carroll University and an MBA from Case Western Reserve University. He is a Chartered Financial Analyst® (CFA) charter holder and member of the CFA Society of Rochester.

Mark DeMitry, Senior Vice President, and Portfolio Manager. Prior to joining Rockefeller, Mr. DeMitry was an investment professional at Invesco, Oppenheimer Funds, and M&T Securities. He holds a bachelor’s degree in management from Niagara University and an MBA in finance from the Rochester Institute of Technology. He is a CFA® charter holder and member of the CFA Society of Rochester.

Michael Camarella, Senior Vice President, and Portfolio Manager. Prior to joining Rockefeller, Mr. Camarella was an investment professional at Invesco, Oppenheimer Funds, Wells Fargo, and Morgan Stanley. He holds a bachelor’s degree in management from SUNY Geneseo and an MBA in finance and corporate accounting from the University of Rochester. He is a CFA® charter holder and member of the CFA Society of Rochester.

Other Accounts Managed

As of September 30, 2025, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

Scott Cottier

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	3	$233.0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

Mark DeMitry

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	3	$233.0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

Michael Camarella

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	3	$233.0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	0	$0	0	0

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rockefeller Municipal Opportunities Fund

By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President
Principal Executive Officer

Date	12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President,
Principal Executive Officer

Date	12/4/2025

By	/s/ Mark S. Spencer
Mark S. Spencer, Treasurer,
Principal Financial Officer

Date	12/4/2025

* Print the name and title of each signing officer under his or her signature